Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Building | Minimum
Property Plant And Equipment [Line Items]
Buildings	36 years
Building | Maximum
Property Plant And Equipment [Line Items]
Buildings	40 years
Leasehold And Buildings Improvements
Property Plant And Equipment [Line Items]
Leasehold and buildings improvements	Shorter of lease term or expected useful life
Electronic And Office Equipment | Minimum
Property Plant And Equipment [Line Items]
Buildings	3 years
Electronic And Office Equipment | Maximum
Property Plant And Equipment [Line Items]
Buildings	5 years